Consolidated Statements of Equity - USD ($) $ in Millions		Total		Shareholders’ Equity		Preferred Stock [Member]	Common Stock [Member]	Add’l Paid-In Capital [Member]	Treasury Stock [Member]		Retained Earnings [Member]	Accum. Other Comp. Loss [Member]	Non-controlling Interests [Member]
Beginning balance (in shares) at Dec. 31, 2013	[1]					829	9,051,000,000		2,652,000,000
Beginning balance at Dec. 31, 2013	[1]	$ 76,620		$ 76,307		$ 33	$ 453	$ 77,283	$ (67,923)		$ 69,732	$ (3,271)	$ 313
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	9,168	[2],[3],[4]	9,135							9,135		32
Other comprehensive income/(loss), net of tax	[1]	(4,042)	[2]	(4,045)								(4,045)	3
Cash dividends declared:
Common stock	[1]	(6,690)		(6,690)							(6,690)
Preferred stock	[1]	(2)		(2)							(2)
Noncontrolling interests	[1]	(6)											(6)
Share-based payment transactions (in shares)	[1]						59,000,000		(2,000,000)
Share-based payment transactions	[1]	$ 1,597		1,597			$ 3	1,693	$ (100)
Purchases of common stock (in shares)		(165,000,000)							(165,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)		(5,000)					$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]					(112)
Preferred stock conversions and redemptions	[1]	(8)		(8)		$ (4)		(4)	$ 1
Other	[1]	(17)		5			$ (1)	5					(22)
Ending balance (in shares) at Dec. 31, 2014	[1]					717	9,110,000,000		2,819,000,000
Ending balance at Dec. 31, 2014	[1]	71,622		71,301		$ 29	$ 455	78,977	$ (73,021)		72,176	(7,316)	321
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	6,986	[2],[3],[4]	6,960							6,960		26
Other comprehensive income/(loss), net of tax	[1]	(2,232)	[2]	(2,206)								(2,206)	(26)
Cash dividends declared:
Common stock	[1]	(7,141)		(7,141)							(7,141)
Preferred stock	[1]	(2)		(2)							(2)
Noncontrolling interests	[1]	(16)											(16)
Share-based payment transactions (in shares)	[1]						67,000,000		(1,000,000)
Share-based payment transactions	[1]	$ 1,946		1,946			$ 3	2,015	$ (72)
Purchases of common stock (in shares)		(182,000,000)	[5]						(182,000,000)	[1]
Purchases of common stock	[1]	$ (6,160)	[5]	(6,160)					$ (6,160)
Preferred stock conversions and redemptions (in shares)	[1]					(68)
Preferred stock conversions and redemptions	[1]	(5)		(5)		$ (3)		(3)	$ 1
Other	[1]			27				(27)					(27)
Ending balance (in shares) at Dec. 31, 2015	[1]					649	9,178,000,000		3,003,000,000
Ending balance at Dec. 31, 2015	[1]	64,998	[6]	64,720		$ 26	$ 459	81,016	$ (79,252)		71,993	(9,522)	278
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		7,246	[1],[2],[3],[4]	7,215							7,215		31
Other comprehensive income/(loss), net of tax	[1]	(1,518)	[2]	(1,514)								(1,514)	(3)
Cash dividends declared:
Common stock		(7,446)	[1]	(7,446)	[1]						(7,446)
Preferred stock	[1]	(2)		(2)							(2)
Noncontrolling interests	[1]	(10)											(10)
Share-based payment transactions (in shares)	[1]						52,000,000		(3,000,000)
Share-based payment transactions	[1]	$ 1,563		1,563			$ 3	1,672	$ (111)
Purchases of common stock (in shares)		(154,000,000)	[7]						(154,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)	[7]	(5,000)					$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]					(52.32)
Preferred stock conversions and redemptions	[1]	(5)		(5)		$ (2)		(2)
Other	[1],[8]	13		13							13
Ending balance (in shares) at Dec. 31, 2016	[1]					597	9,230,000,000		3,160,000,000
Ending balance at Dec. 31, 2016	[1]	$ 59,840	[6]	$ 59,544		$ 24	$ 461	$ 82,685	$ (84,364)		$ 71,774	$ (11,036)	$ 296

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement entered into on February 9, 2015 (see above for additional information), as well as other share repurchases through year-end 2015.
[6]	Amounts may not add due to rounding.
[7]	Represents shares purchased pursuant to and received upon settlement of the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[8]	Represents the $13 million cumulative effect of the adoption of a new accounting standard in the fourth quarter of 2016, as of January 1, 2016, for certain elements of the accounting for share-based payments. For additional information, see Note 1B.